Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000143790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSILX with load
Average Annual Return, Percent	13.56%	6.25%	3.04%
C000143792
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIPX
C000143793
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSIQX
C000014139
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SSAIX
C000014159
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SVSPX
Without Sales Load [Member] | C000143790
Average Annual Return [Line Items]
Average Annual Return, Percent	19.89%	7.40%	3.60%
Without Sales Load [Member] | C000143792
Average Annual Return [Line Items]
Average Annual Return, Percent	20.44%	8.32%	4.22%
Without Sales Load [Member] | C000143793
Average Annual Return [Line Items]
Average Annual Return, Percent	20.45%	8.42%	4.31%
Without Sales Load [Member] | C000014139
Average Annual Return [Line Items]
Average Annual Return, Percent	20.09%	8.15%	4.06%
Without Sales Load [Member] | C000014159
Average Annual Return [Line Items]
Average Annual Return, Percent	26.92%	15.83%	12.84%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	19.40%	8.61%	5.20%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	19.40%	8.61%	5.20%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	19.40%	8.61%	5.20%
SSGA Index: MSCI EAFE Net Dividend Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Dividend Index
Average Annual Return, Percent	19.40%	8.61%	5.20%
SSGA Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%